Offerings	Jun. 03, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common shares, $0.01 par value per share
Amount Registered | shares	73,392
Proposed Maximum Offering Price per Unit	53.52
Maximum Aggregate Offering Price	$ 3,927,939.84
Fee Rate	0.01531%
Amount of Registration Fee	$ 601.37
Offering Note
(1)
Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “
Securities Act
”), the number of common shares registered hereby shall include an indeterminate number of common shares that may be issued in connection with a share split, share dividend or similar event, for which no separate consideration will be paid.

(2)
Calculated pursuant to Rule 457(c) under the Securities Act solely for the purpose of calculating the amount of the registration fee, on the basis of the average of the high and low prices of the common shares of the Registrant reported on the New York Stock Exchange on May 27, 2025.

Offering: 2
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common shares, $0.01 par value per share
Amount Registered | shares	11,840,213
Maximum Aggregate Offering Price	$ 596,628,333.1
Carry Forward Form Type	S-3
Carry Forward File Number	333-265410
Carry Forward Initial Effective Date	Jun. 03, 2022
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 55,307.45
Offering Note
(1)
Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “
Securities Act
”), the number of common shares registered hereby shall include an indeterminate number of common shares that may be issued in connection with a share split, share dividend or similar event, for which no separate consideration will be paid.

(2)
Calculated pursuant to Rule 457(c) under the Securities Act solely for the purpose of calculating the amount of the registration fee, on the basis of the average of the high and low prices of the common shares of the Registrant reported on the New York Stock Exchange on May 27, 2025.

(3)
Pursuant to Rule 415(a)(6) under the Securities Act, 24,926,608 of the common shares registered hereunder are unsold securities previously registered under a registration statement on Form
S-3
(File
No. 333-265410)
filed by the Registrant on June 3, 2022 (the “
2022 Registration Statement
”), of which (x) 11,840,213 shares were originally registered under the 2022 Registration Statement (as to which shares a filing fee of $55,307.45 was previously paid) and (y) 13,086,395 shares were originally registered under a registration statement on Form
S-3
(File
No. 333-211813)
filed by the Registrant on June 3, 2016 (as to which shares a filing fee of $93,656.04 was previously paid) and were carried forward and registered under a registration statement on Form
S-3
(File
No. 333-333-231908)
filed by the Registrant on June 3, 2019 and were subsequently carried forward and registered under the 2022 Registration Statement. Accordingly, an aggregate of $148,963.49 in filing fees was previously paid in connection with such unsold shares and will continue to be applied to such unsold shares pursuant to Rule 415(a)(6). All 24,926,608 of those unsold shares (and associated filing fees) are being carried forward and registered under this registration statement. The filing fee of $601.37 being paid herewith relates to the 73,392 common shares newly registered under this registration statement. Pursuant to Rule 415(a)(6), the offering of the unsold securities registered under the 2022 Registration Statement will be deemed terminated on the date of effectiveness of this registration statement.

Offering: 3
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common shares, $0.01 par value per share
Amount Registered | shares	13,086,395
Maximum Aggregate Offering Price	$ 930,050,092.65
Carry Forward Form Type	S-3
Carry Forward File Number	333-265410
Carry Forward Initial Effective Date	Jun. 03, 2022
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 93,656.04
Offering Note
(1)
Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “
Securities Act
”), the number of common shares registered hereby shall include an indeterminate number of common shares that may be issued in connection with a share split, share dividend or similar event, for which no separate consideration will be paid.

(2)
Calculated pursuant to Rule 457(c) under the Securities Act solely for the purpose of calculating the amount of the registration fee, on the basis of the average of the high and low prices of the common shares of the Registrant reported on the New York Stock Exchange on May 27, 2025.

(3)
Pursuant to Rule 415(a)(6) under the Securities Act, 24,926,608 of the common shares registered hereunder are unsold securities previously registered under a registration statement on Form
S-3
(File
No. 333-265410)
filed by the Registrant on June 3, 2022 (the “
2022 Registration Statement
”), of which (x) 11,840,213 shares were originally registered under the 2022 Registration Statement (as to which shares a filing fee of $55,307.45 was previously paid) and (y) 13,086,395 shares were originally registered under a registration statement on Form
S-3
(File
No. 333-211813)
filed by the Registrant on June 3, 2016 (as to which shares a filing fee of $93,656.04 was previously paid) and were carried forward and registered under a registration statement on Form
S-3
(File
No. 333-333-231908)
filed by the Registrant on June 3, 2019 and were subsequently carried forward and registered under the 2022 Registration Statement. Accordingly, an aggregate of $148,963.49 in filing fees was previously paid in connection with such unsold shares and will continue to be applied to such unsold shares pursuant to Rule 415(a)(6). All 24,926,608 of those unsold shares (and associated filing fees) are being carried forward and registered under this registration statement. The filing fee of $601.37 being paid herewith relates to the 73,392 common shares newly registered under this registration statement. Pursuant to Rule 415(a)(6), the offering of the unsold securities registered under the 2022 Registration Statement will be deemed terminated on the date of effectiveness of this registration statement.